Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses as of June 30, 2023 and December 31, 2022 consisted of:
	June 30, 2023	December 31, 2022
	(Unaudited)
Deferred bonus and salaries payable	$456,177	$5,084,969
Research and development expenses payable	426,248	563,913
Professional fees payable	58,109	226,407
Cost of healthcare services payable	92,215	138,316
Insurance expenses payable	-	33,367
Others	11,279	119,835
	$1,044,028	$6,166,807